Share Capital and Other Equity Instruments - Warrants - Additional Information (Details) - $ / shares		6 Months Ended
	Nov. 25, 2020	Jun. 30, 2022	Feb. 15, 2022
Disclosure of classes of share capital [line items]
Number of warrants issued	7,894,734	7,894,734
Number of warrants cancelled | shares		(168,735)
Warrant Transaction [Member]
Disclosure of classes of share capital [line items]
Number of warrants cancelled | shares			168,735
Range of exercise price			$ 15.21